S000018524 [Member] Shareholder Fees	Mar. 31, 2026 USD ($)
LIMITED TERM TAX-EXEMPT FUND | LIMITED TERM TAX-EXEMPT FUND
Prospectus [Line Items]
Shareholder Fee, Other	$ 0